UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America®

Annual report for the year ended August 31, 2018

Invest for income
and stability.

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–3.54%	0.31%	1.80%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated November 1, 2018 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.18%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.51%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Summary investment portfolio

9	Financial statements

35	Board of trustees and other officers

Fellow investors:

Short-term bond yields rose sharply and moderate volatility returned to markets during Intermediate Bond Fund of America’s fiscal year, making for a challenging environment for fixed income. For the 12 months ended August 31, 2018, the fund declined by 1.15%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, lost 0.84%. The Lipper Short-Intermediate Investment Grade Debt Funds Average fell by 0.23%. This peer group measure includes some funds that, unlike this fund, hold below-investment-grade bonds (rated BB/Ba and below), which performed better than most higher grade sectors. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 19 cents a share earned an income return of 1.45%. For those who took their dividends in cash, the figure was 1.44%. The fund’s share price declined from $13.49 to $13.14.

Bond market overview

Bond sector results were mixed during the fund’s fiscal year. Treasuries were negatively impacted by sharply rising yields, as the Federal Reserve’s quarterly rate hikes and balance sheet reduction began to have more of an impact on market expectations. The two-year part of the Treasury curve saw the biggest change, with the tenor’s bond yield nearly doubling to 2.62%. The benchmark 10-year Treasury yield hit the psychologically significant 3% mark before retreating to end the period at 2.86%, up 74 basis points from a year earlier. Shorter term yields rising more than longer term yields reflects a flattening of the curve over this period.

The central bank’s monetary policy tightening was due largely to the strength of the U.S. labor market and rising inflation. The unemployment rate has been at or below 4% since April. Inflation has also been rising, with the U.S. Consumer Price Index at 2.9% in July on a year-over-year basis – the highest reading since early 2012. This helped lead Treasury Inflation-Protected Securities (TIPS) to a 0.8% return over the fiscal year, while the broader Treasury market lost 1.5%.

Investment-grade corporate bonds saw a loss of 1%, but that result still managed to outpace Treasuries. The sector’s spread to Treasuries ended slightly wider, expanding 4 basis points to end at 114 basis points. Issuance remains relatively strong, but is down from 2017’s historical peak, roughly 16% lower year-to-date.

Results at a glance

For periods ended August 31, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	0.74%	–1.15%	0.57%	1.04%	1.99%	4.49%
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	0.94	–0.84	0.85	1.28	2.35	5.15
Lipper Short-Intermediate Investment Grade Debt Funds Average[3]	0.78	–0.23	1.28	1.41	2.90	5.13

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Intermediate Bond Fund of America	1

Inside the portfolio

The fund maintained its strategy of investing in high-quality fixed income, which included mostly U.S. Treasuries, investment-grade corporate bonds and mortgage-backed securities. Amid those holdings, the fund cut its exposure to Treasuries in order to add more corporate bonds, taking advantage of attractive prices when spreads widened earlier in the year.

The fund’s duration, the measure of its exposure to interest rate risk, is mostly driven by managers views on specific parts of the Treasury yield curve. Managers anticipated that the curve would steepen, while instead, it flattened. This was negative for relative results, but managers maintain the view, particularly given recent flattening. At the end of the fiscal year, the 10-year yield was just 24 basis points above the two-year yield, which means that the curve is nearly 100 basis points flatter than the average of the last 25 years.

To manage duration and curve positioning, the fund used both cash bonds and derivatives, such as interest rate swaps and futures. These derivatives were used primarily as a price-efficient way to shift interest rate exposure away from longer maturities and toward intermediate maturities. Credit default swaps were also used to manage credit risk.

Anticipating higher inflation, the portfolio held a sizable position in TIPS. As market expectations became more in-line with the inflation views of managers, they pared back their exposure to these securities. However, TIPS remain a significant holding, both due to their diversification benefits and because managers anticipate more inflation than the market.

Looking ahead

The global economic picture has shifted from early 2018. At that time, it appeared as though growth was more synchronized across the world. More recently, the U.S. has diverged, experiencing more significant economic expansion with third-quarter Gross Domestic Product growth projected to approach 4% on an annualized basis. That follows a 4.2% annualized clip in the second quarter. This most robust growth was partially due to recent tax cuts and fiscal spending. Other regions like Europe, China and emerging markets are not faring quite as well.

The return of moderate volatility is due in part to potential effects of tightening U.S. monetary policy. The thriving labor market and rising inflation leaves the Fed on its path to quarterly rate hikes into at least early next year. Emerging markets appear to be feeling some negative impact. Trade disputes have also been creating volatility in markets, as investors await clarity on policy changes prompting potential new tariffs.

In this challenging environment, we strive to manage Intermediate Bond Fund of America to serve as a ballast within a balanced portfolio. While that includes our commitment to providing capital preservation, rising bond yields over the past year have helped increase the fund’s yield-to-maturity – a forward-looking measure of its income potential – to 3.12% at the end of the fiscal year. Thank you for your continued trust and confidence in our ability to deliver on these goals.

We look forward to reporting to you again in six months.

Sincerely,

Mark A. Brett
President

October 15, 2018

For current information about the fund, visit americanfunds.com.

2	Intermediate Bond Fund of America

The value of a long-term perspective

How a $10,000 investment has grown (for the period February 19, 1988, to August 31, 2018, with dividends reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[4]	Results of the Lipper Short-Intermediate Investment Grade Debt Funds Average do not reflect any sales charges. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]	For the period February 19, 1988, commencement of operations, through August 31, 1988.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2018)*

	1 year	5 years	10 years

Class A shares	–3.65%	0.54%	1.74%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Intermediate Bond Fund of America	3

Summary investment portfolio August 31, 2018

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	47.86%
AAA/Aaa	19.61
AA/Aa	8.67
A/A	13.33
BBB/Baa	6.30
Short-term securities & other assets less liabilities	4.23
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.76%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 47.86%
U.S. Treasury 41.83%
U.S. Treasury 1.50% 2019	$344,100	$339,788
U.S. Treasury 1.625% 2019	161,150	159,970
U.S. Treasury 1.625% 2019	86,850	85,803
U.S. Treasury 1.875% 2019	144,100	142,828
U.S. Treasury 1.25% 2020[1]	175,500	172,350
U.S. Treasury 1.375% 2020	117,156	114,039
U.S. Treasury 1.375% 2020	110,000	107,687
U.S. Treasury 1.50% 2020	131,700	129,208
U.S. Treasury 1.625% 2020	80,000	78,215
U.S. Treasury 1.75% 2020	365,940	358,489
U.S. Treasury 1.75% 2020	138,920	136,314
U.S. Treasury 2.00% 2020	144,430	142,376
U.S. Treasury 2.25% 2020	82,300	81,865
U.S. Treasury 1.125% 2021[1]	200,000	192,592
U.S. Treasury 1.125% 2021	93,876	89,648
U.S. Treasury 1.375% 2021	155,220	150,562
U.S. Treasury 1.75% 2021	150,000	145,551
U.S. Treasury 1.75% 2022	100,000	96,516
U.S. Treasury 1.875% 2022	400,000	388,144
U.S. Treasury 1.875% 2022	89,000	86,080
U.S. Treasury 2.00% 2022	526,400	511,329
U.S. Treasury 2.375% 2023	115,000	113,298
U.S. Treasury 2.50% 2023	480,000	475,181
U.S. Treasury 2.625% 2023	155,000	154,219
U.S. Treasury 2.625% 2023	111,000	110,523
U.S. Treasury 2.75% 2023	419,489	419,720
U.S. Treasury 2.75% 2023	199,503	199,621
U.S. Treasury 2.75% 2023	112,037	112,124

4	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2024	$426,625	$410,976
U.S. Treasury 2.50% 2024	122,000	120,265
U.S. Treasury 1.13%–8.75% 2019–2028	1,580,320	1,550,301
		7,375,582

U.S. Treasury inflation-protected securities 6.03%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	79,737	78,276
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	228,247	226,910
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	123,098	119,271
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	94,654	94,118
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	106,045	104,962
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	79,277	76,650
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	146,233	141,411
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	91,899	101,554
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2046[2]	121,500	120,838
		1,063,990

Total U.S. Treasury bonds & notes		8,439,572

Corporate bonds & notes 26.07%
Financials 9.46%
Other securities		1,668,643

Consumer staples 2.86%
Wal-Mart Stores, Inc. 3.40% 2023	88,680	89,800
Wal-Mart Stores, Inc. 2.35%–3.13% 2021–2022	37,770	37,875
Other securities		376,312
		503,987

Other 13.75%
Other securities		2,423,188

Total corporate bonds & notes		4,595,818

Mortgage-backed obligations 9.12%
Federal agency mortgage-backed obligations 7.73%
Fannie Mae 3.50% 2033[3,4]	81,000	81,861
Fannie Mae 4.50% 2048[3,4]	198,001	205,361
Fannie Mae 0%–9.21% 2025–2048[3,4,5]	230,829	233,276
Freddie Mac 3.50% 2033[3,4]	324,000	327,149
Freddie Mac 4.50% 2048[3,4]	84,500	87,670
Freddie Mac 3.50%–4.50% 2036–2048[3,4]	136,176	138,653
Other securities		288,417
		1,362,387

Collateralized mortgage-backed obligations (privately originated) 1.39%
Other securities		245,418

Total mortgage-backed obligations		1,607,805

Asset-backed obligations 6.23%
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[3]	92,775	91,703
Other securities		1,006,982
		1,098,685

Bonds & notes of governments & government agencies outside the U.S. 5.55%
Other securities		978,870

Federal agency bonds & notes 0.86%
Fannie Mae 1.25%–2.13% 2018–2026	65,230	63,173
Federal Home Loan Bank 1.75% 2018	89,000	88,825
		151,998

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.07%
Other securities		$11,598

Total bonds, notes & other debt instruments (cost: $17,104,344,000)		16,884,346

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		2,680

Total preferred securities (cost: $3,985,000)		2,680

Short-term securities 8.63%	Principal amount (000)
Federal Home Loan Bank 1.89%–2.04% due 9/7/2018–11/7/2018	$715,900	714,346
IBM Corp. 2.12% due 9/25/2018[6]	83,000	82,888
Pfizer Inc. 2.10% due 10/17/2018[6]	100,000	99,737
U.S. Treasury Bills 1.94%–1.95% due 10/18/2018–10/25/2018	224,100	223,521
Wal-Mart Stores, Inc. 1.97%–2.03% due 9/11/2018–10/15/2018[6]	85,100	84,953
Other securities		316,788

Total short-term securities (cost: $1,522,096,000)		1,522,233
Total investment securities 104.40% (cost: $18,630,425,000)		18,409,259
Other assets less liabilities (4.40)%		(776,525)

Net assets 100.00%		$17,632,734

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $54,357,000, which represented .31% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 8/31/2018 (000	[8] )	Unrealized (depreciation) appreciation at 8/31/2018 (000)
90 Day Euro Dollar Futures	Short	2,479	December 2019		$(619,750)		$(601,436)	$(221)
2 Year U.S. Treasury Note Futures	Long	8,651	January 2019		1,730,200		1,828,470	426
5 Year U.S. Treasury Note Futures	Long	53,424	January 2019		5,342,400		6,058,198	3,093
10 Year U.S. Treasury Note Futures	Long	744	December 2018		74,400		89,478	77
10 Year Ultra U.S. Treasury Note Futures	Short	6,691	December 2018		(669,100)		(856,762)	(562)
20 Year U.S. Treasury Bond Futures	Short	112	December 2018		(11,200)		(16,153)	9
30 Year Ultra U.S. Treasury Bond Futures	Short	1,709	December 2018		(170,900)		(272,265)	441
								$3,263

6	Intermediate Bond Fund of America

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$3,199,500	$(61)	$—	$(61)
2.5215%	U.S. EFFR	8/29/2020	181,380	33	—	33
3-month USD-LIBOR	2.806%	8/29/2020	76,300	17	—	17
2.5045%	U.S. EFFR	8/29/2020	247,620	(37)	—	(37)
U.S. EFFR	2.508%	7/3/2023	660,645	784	—	784
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(148)	—	(148)
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	3,712	—	3,712
3-month USD-LIBOR	2.4275%	10/31/2027	38,700	1,512	—	1,512
3-month USD-LIBOR	2.8715%	2/6/2028	42,000	152	—	152
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	2,152	—	2,152
3-month USD-LIBOR	2.482%	7/3/2037	35,000	2,568	—	2,568
3-month USD-LIBOR	2.556%	11/3/2037	38,000	2,408	—	2,408
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(767)	—	(767)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	2,035	—	2,035
3-month USD-LIBOR	2.454%	1/15/2045	24,000	2,338	—	2,338
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	8,891	—	8,891
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	799	—	799
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,507	—	1,507
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,609	—	2,609
U.S. EFFR	2.166%	10/23/2047	20,000	1,483	—	1,483
U.S. EFFR	2.172%	11/8/2047	50,000	3,644	—	3,644
U.S. EFFR	2.145%	11/9/2047	61,400	4,817	—	4,817
U.S. EFFR	2.153%	11/10/2047	61,500	4,722	—	4,722
U.S. EFFR	2.155%	11/10/2047	34,550	2,639	—	2,639
U.S. EFFR	2.17%	11/13/2047	62,550	4,585	—	4,585
U.S. EFFR	2.5635%	2/12/2048	105,651	(846)	—	(846)
U.S. EFFR	2.4615%	3/15/2048	6,500	86	—	86
U.S. EFFR	2.485%	3/15/2048	6,500	54	—	54
2.98%	3-month USD-LIBOR	3/15/2048	6,500	32	—	32
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	9	—	9
U.S. EFFR	2.425%	3/16/2048	13,000	270	—	270
2.917%	3-month USD-LIBOR	3/16/2048	13,000	(105)	—	(105)
U.S. EFFR	2.42875%	4/18/2048	32,000	643	—	643
					$—	$52,537

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments (000)	Unrealized depreciation at 8/31/2018 (000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$800,000	$(14,188)	$(14,171)	$(17)

Intermediate Bond Fund of America	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $143,117,000, which represented .81% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,078,029,000, which represented 17.46% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

8	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities at August 31, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $18,630,425)		$18,409,259
Cash		73,267
Receivables for:
Sales of investments	$932,551
Sales of fund’s shares	17,955
Variation margin on futures contracts	6,495
Variation margin on swap contracts	496
Interest	86,049
Other	322	1,043,868
		19,526,394
Liabilities:
Payables for:
Purchases of investments	1,870,030
Repurchases of fund’s shares	13,827
Dividends on fund’s shares	319
Investment advisory services	3,042
Services provided by related parties	2,757
Trustees’ deferred compensation	335
Variation margin on futures contracts	670
Variation margin on swap contracts	2,608
Other	72	1,893,660
Net assets at August 31, 2018		$17,632,734

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,042,752
Undistributed net investment income		4,536
Accumulated net realized loss		(249,171)
Net unrealized depreciation		(165,383)
Net assets at August 31, 2018		$17,632,734

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,342,052 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$7,316,981	556,880	$13.14
Class C	56,124	4,273	13.14
Class T	10	1	13.14
Class F-1	149,712	11,394	13.14
Class F-2	1,068,113	81,292	13.14
Class F-3	452,747	34,471	13.13
Class 529-A	417,067	31,742	13.14
Class 529-C	21,765	1,657	13.13
Class 529-E	16,209	1,234	13.14
Class 529-T	10	1	13.14
Class 529-F-1	95,248	7,249	13.14
Class R-1	7,032	535	13.14
Class R-2	97,061	7,391	13.13
Class R-2E	3,793	289	13.12
Class R-3	130,673	9,946	13.14
Class R-4	123,828	9,424	13.14
Class R-5E	1,331	101	13.14
Class R-5	32,751	2,493	13.14
Class R-6	7,642,279	581,679	13.14

See Notes to Financial Statements

Intermediate Bond Fund of America	9

Statement of operations for the year ended August 31, 2018	(dollars in thousands)

Investment income:
Income:
Interest	$366,788
Dividends	116	$366,904
Fees and expenses*:
Investment advisory services	33,658
Distribution services	22,930
Transfer agent services	11,825
Administrative services	5,325
Reports to shareholders	553
Registration statement and prospectus	950
Trustees’ compensation	148
Auditing and legal	151
Custodian	57
Other	502
Total fees and expenses before waiver	76,099
Less investment advisory services waiver	75
Total fees and expenses after waiver		76,024
Net investment income		290,880

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(113,943)
Futures contracts	(141,010)
Swap contracts	10,016	(244,937)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(314,040)
Futures contracts	(2,669)
Swap contracts	116,254	(200,455)
Net realized loss and unrealized depreciation		(445,392)

Net decrease in net assets resulting from operations		$(154,512)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

10	Intermediate Bond Fund of America

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31
	2018	2017
Operations:
Net investment income	$290,880	$173,852
Net realized loss	(244,937)	(33,825)
Net unrealized (depreciation) appreciation	(200,455)	10,353
Net (decrease) increase in net assets resulting from operations	(154,512)	150,380

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(268,864)	(159,383)
Distributions from net realized gain on investments	—	(76,275)
Total dividends and distributions paid or accrued to shareholders	(268,864)	(235,658)

Net capital share transactions	2,969,459	2,460,840

Total increase in net assets	2,546,083	2,375,562

Net assets:
Beginning of year	15,086,651	12,711,089
End of year (including undistributed net investment income: $4,536 and $4,448, respectively)	$17,632,734	$15,086,651

See Notes to Financial Statements

Intermediate Bond Fund of America	11

Notes to financial statements

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years†
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.
†	Effective December 1, 2017.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

12	Intermediate Bond Fund of America

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

Intermediate Bond Fund of America	13

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,439,572	$—	$8,439,572
Corporate bonds & notes	—	4,592,208	3,610	4,595,818
Mortgage-backed obligations	—	1,607,805	—	1,607,805
Asset-backed obligations	—	1,098,685	—	1,098,685
Bonds & notes of governments & government agencies outside the U.S.	—	978,870	—	978,870
Federal agency bonds & notes	—	151,998	—	151,998
Municipals	—	11,598	—	11,598
Preferred securities	—	2,680	—	2,680
Short-term securities	—	1,522,233	—	1,522,233
Total	$—	$18,405,649	$3,610	$18,409,259

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,046	$—	$—	$4,046
Unrealized appreciation on interest rate swaps	—	54,501	—	54,501
Liabilities:
Unrealized depreciation on futures contracts	(783)	—	—	(783)
Unrealized depreciation on interest rate swaps	—	(1,964)	—	(1,964)
Unrealized depreciation on credit default swaps	—	(17)	—	(17)
Total	$3,263	$52,520	$—	$55,783

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

14	Intermediate Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Intermediate Bond Fund of America	15

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

16	Intermediate Bond Fund of America

Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $6,296,454,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $6,333,127,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net

Intermediate Bond Fund of America	17

accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $850,000,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,046	Unrealized depreciation*	$783
Swaps	Interest	Unrealized appreciation*	54,501	Unrealized depreciation*	1,964
Swaps	Credit	Unrealized appreciation*	—	Unrealized depreciation*	17
			$58,547		$2,764

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(141,010)	Net unrealized depreciation on futures contracts	$(2,669)
Swaps	Interest	Net realized gain on swap contracts	12,216	Net unrealized appreciation on swap contracts	112,271
Swaps	Credit	Net realized loss on swap contracts	(2,200)	Net unrealized appreciation on swap contracts	3,983
			$(130,994)		$113,585

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	Intermediate Bond Fund of America

During the year ended August 31, 2018, the fund reclassified $21,925,000 from undistributed net investment income to accumulated net realized loss and $3,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$4,770
Capital loss carryforward*	(237,991)
Gross unrealized appreciation on investments	81,167
Gross unrealized depreciation on investments	(251,530)
Net unrealized depreciation on investments	(170,363)
Cost of investments	18,649,576

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2018					Year ended August 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$108,141		$—	$108,141		$104,414		$15,406		$119,820
Class B1						10		4		14
Class C	430		—	430		612		197		809
Class T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class F-1	2,355		—	2,355		3,163		504		3,667
Class F-2	16,006		—	16,006		12,366		1,561		13,927
Class F-3[4]	7,155		—	7,155		1,332		—		1,332
Class 529-A	5,795		—	5,795		5,239		809		6,048
Class 529-B1						1		1		2
Class 529-C	193		—	193		419		138		557
Class 529-E	205		—	205		215		39		254
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	1,530		—	1,530		1,370		182		1,552
Class R-1	48		—	48		60		20		80
Class R-2	704		—	704		789		247		1,036
Class R-2E	40		—	40		28		6		34
Class R-3	1,579		—	1,579		1,720		329		2,049
Class R-4	1,858		—	1,858		1,748		252		2,000
Class R-5E	10		—	10		—	[3]	—	[3]	—	[3]
Class R-5	619		—	619		625		79		704
Class R-6	122,196		—	122,196		73,828		7,945		81,773
Total	$268,864		$—	$268,864		$207,939		$27,719		$235,658

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Intermediate Bond Fund of America	19

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of average daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provided for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. On March 5, 2018, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2018, decreasing the annual rate to 0.130% on average daily net assets in excess of $15 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the year ended August 31, 2018, total investment advisory services fees waived by CRMC were $75,000. As a result, the fee of $33,658,000 shown on the statement of operations, which was equivalent to an annualized rate of 0.204% of average daily net assets, was reduced to $33,583,000, which was equivalent to an annualized rate of 0.203% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

20	Intermediate Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended August 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$18,612	$ 9,080		$ 735		Not applicable
Class C	644	80		32		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	424	269		85		Not applicable
Class F-2	Not applicable	988		463		Not applicable
Class F-3	Not applicable	37		196		Not applicable
Class 529-A	975	461		206		$274
Class 529-C	339	44		18		23
Class 529-E	85	7		9		11
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	105		47		62
Class R-1	70	9		3		Not applicable
Class R-2	747	355		50		Not applicable
Class R-2E	25	10		2		Not applicable
Class R-3	689	220		69		Not applicable
Class R-4	320	134		64		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	20		18		Not applicable
Class R-6	Not applicable	5		3,328		Not applicable
Total class-specific expenses	$22,930	$11,825		$5,325		$370

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $148,000 in the fund’s statement of operations reflects $120,000 in current fees (either paid in cash or deferred) and a net increase of $28,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2018.

Intermediate Bond Fund of America	21

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$1,627,339	122,763	$106,370		8,058		$(1,612,666)	(121,788)	$121,043	9,033
Class C	16,587	1,253	424		33		(33,106)	(2,502)	(16,095)	(1,216)
Class T	—	—	—		—		—	—	—	—
Class F-1	42,239	3,195	2,292		174		(77,917)	(5,897)	(33,386)	(2,528)
Class F-2	629,674	47,591	15,726		1,192		(309,604)	(23,437)	335,796	25,346
Class F-3	234,666	17,730	6,878		522		(106,976)	(8,087)	134,568	10,165
Class 529-A	141,704	10,680	5,760		436		(101,152)	(7,651)	46,312	3,465
Class 529-C	10,363	780	191		14		(49,481)	(3,720)	(38,927)	(2,926)
Class 529-E	3,898	294	203		16		(4,654)	(352)	(553)	(42)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	28,499	2,155	1,522		115		(22,041)	(1,669)	7,980	601
Class R-1	1,461	110	48		4		(1,524)	(115)	(15)	(1)
Class R-2	26,949	2,037	697		53		(33,415)	(2,523)	(5,769)	(433)
Class R-2E	1,442	108	40		3		(1,279)	(97)	203	14
Class R-3	37,722	2,847	1,561		118		(50,319)	(3,800)	(11,036)	(835)
Class R-4	41,928	3,164	1,843		139		(47,967)	(3,623)	(4,196)	(320)
Class R-5E	1,429	108	10		1		(115)	(9)	1,324	100
Class R-5	12,133	916	613		46		(16,520)	(1,250)	(3,774)	(288)
Class R-6	2,673,379	201,529	122,190		9,260		(359,585)	(27,235)	2,435,984	183,554
Total net increase (decrease)	$5,531,412	417,260	$266,368		20,184		$(2,828,321)	(213,755)	$2,969,459	223,689

Year ended August 31, 2017

Class A	$1,976,510	146,978	$117,618		8,774		$(1,975,676)	(146,953)	$118,452	8,799
Class B3	122	9	13		1		(3,983)	(296)	(3,848)	(286)
Class C	18,837	1,399	801		60		(48,805)	(3,631)	(29,167)	(2,172)
Class T4	10	1	—		—		—	—	10	1
Class F-1	51,844	3,854	3,595		268		(123,775)	(9,214)	(68,336)	(5,092)
Class F-2	848,100	63,015	13,412		1,000		(680,486)	(50,639)	181,026	13,376
Class F-3[5]	366,591	27,308	1,203		90		(41,546)	(3,092)	326,248	24,306
Class 529-A	87,020	6,470	6,031		450		(88,171)	(6,564)	4,880	356
Class 529-B3	44	3	2		—	[2]	(487)	(36)	(441)	(33)
Class 529-C	14,371	1,069	556		41		(19,557)	(1,456)	(4,630)	(346)
Class 529-E	2,819	209	253		19		(4,935)	(367)	(1,863)	(139)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	24,336	1,812	1,547		115		(19,416)	(1,445)	6,467	482
Class R-1	1,608	119	80		6		(3,923)	(292)	(2,235)	(167)
Class R-2	28,031	2,085	1,030		77		(40,328)	(3,003)	(11,267)	(841)
Class R-2E	1,721	128	35		3		(459)	(34)	1,297	97
Class R-3	48,424	3,599	2,032		152		(53,880)	(4,013)	(3,424)	(262)
Class R-4	61,064	4,535	1,991		149		(48,703)	(3,615)	14,352	1,069
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	16,796	1,247	698		52		(13,472)	(1,004)	4,022	295
Class R-6	2,120,231	157,877	81,713		6,091		(272,657)	(20,174)	1,929,287	143,794
Total net increase (decrease)	$5,668,489	421,718	$232,610		17,348		$(3,440,259)	(255,828)	$2,460,840	183,238

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

22	Intermediate Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,599,413,000 and $20,706,353,000, respectively, during the year ended August 31, 2018.

Intermediate Bond Fund of America	23

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
8/31/2018	$13.49	$.21	$(.37)	$(.16)	$(.19)	$—	$(.19)	$13.14	(1.15)%	$7,317		.60%		.60%		1.61%
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	7,391		.61		.61		1.17
8/31/2016	13.53	.15	.11	.26	(.17)	(.03)	(.20)	13.59	1.95	7,327		.61		.61		1.09
8/31/2015	13.56	.15	(.01)	.14	(.17)	—	(.17)	13.53	1.02	6,650		.61		.61		1.12
8/31/2014	13.40	.17	.16	.33	(.17)	—	(.17)	13.56	2.50	6,296		.61		.61		1.29
Class C:
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.17	74		1.39		1.39		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.17	104		1.39		1.39		.30
8/31/2015	13.56	.04	(.01)	.03	(.06)	—	(.06)	13.53	.24	116		1.39		1.39		.32
8/31/2014	13.40	.07	.16	.23	(.07)	—	(.07)	13.56	1.70	146		1.40		1.40		.50
Class T:
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[4]	—	[5]	.37	[4]	.37	[4]	1.84	[4]
8/31/2017[6,7]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.36 [4,8]	—	[5]	.16	[4,8]	.16	[4,8]	.60	[4,8]
Class F-1:
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	188		.67		.67		1.10
8/31/2016	13.53	.14	.11	.25	(.16)	(.03)	(.19)	13.59	1.90	258		.66		.66		1.05
8/31/2015	13.56	.14	(.01)	.13	(.16)	—	(.16)	13.53	.97	225		.66		.66		1.07
8/31/2014	13.40	.17	.16	.33	(.17)	—	(.17)	13.56	2.46	317		.65		.65		1.25
Class F-2:
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.17	755		.38		.38		1.41
8/31/2016	13.53	.18	.11	.29	(.20)	(.03)	(.23)	13.59	2.19	579		.37		.37		1.37
8/31/2015	13.56	.18	(.01)	.17	(.20)	—	(.20)	13.53	1.25	294		.39		.39		1.35
8/31/2014	13.40	.21	.16	.37	(.21)	—	(.21)	13.56	2.74	542		.37		.37		1.51
Class F-3:
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
8/31/2017[6,9]	13.36	.13	.12	.25	(.12)	—	(.12)	13.49	1.85 [8]	328		.27	[10]	.27	[10]	1.64	[10]
Class 529-A:
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11
8/31/2016	13.53	.14	.11	.25	(.16)	(.03)	(.19)	13.59	1.86	380		.70		.70		1.00
8/31/2015	13.56	.14	(.01)	.13	(.16)	—	(.16)	13.53	.93	362		.70		.70		1.03
8/31/2014	13.40	.16	.16	.32	(.16)	—	(.16)	13.56	2.41	367		.70		.70		1.19

24	Intermediate Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class 529-C:
8/31/2018	$13.48	$.10	$(.36)	$(.26)	$(.09)	$—	$(.09)	$13.13	(1.87)%	$22		1.43%		1.43%		.73%
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.06	62		1.44		1.44		.35
8/31/2016	13.53	.04	.11	.15	(.06)	(.03)	(.09)	13.59	1.11	67		1.46		1.46		.24
8/31/2015	13.56	.03	(.01)	.02	(.05)	—	(.05)	13.53	.17	68		1.46		1.46		.26
8/31/2014	13.40	.06	.16	.22	(.06)	—	(.06)	13.56	1.62	76		1.47		1.47		.42
Class 529-E:
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
8/31/2017	13.59	.12	(.03)	.09	(.11)	(.08)	(.19)	13.49	.67	17		.88		.88		.90
8/31/2016	13.53	.11	.11	.22	(.13)	(.03)	(.16)	13.59	1.66	19		.90		.90		.81
8/31/2015	13.56	.11	(.01)	.10	(.13)	—	(.13)	13.53	.72	18		.91		.91		.81
8/31/2014	13.40	.13	.16	.29	(.13)	—	(.13)	13.56	2.18	18		.92		.92		.97
Class 529-T:
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[4]	—	[5]	.45	[4]	.45	[4]	1.77	[4]
8/31/2017[6,7]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.34 [4,8]	—	[5]	.17	[4,8]	.17	[4,8]	.59	[4,8]
Class 529-F-1:
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
8/31/2017	13.59	.18	(.03)	.15	(.17)	(.08)	(.25)	13.49	1.10	90		.45		.45		1.34
8/31/2016	13.53	.17	.11	.28	(.19)	(.03)	(.22)	13.59	2.09	84		.47		.47		1.23
8/31/2015	13.56	.17	(.01)	.16	(.19)	—	(.19)	13.53	1.17	79		.47		.47		1.26
8/31/2014	13.40	.19	.16	.35	(.19)	—	(.19)	13.56	2.64	74		.48		.48		1.42
Class R-1:
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.18	7		1.39		1.39		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.19	10		1.37		1.37		.33
8/31/2015	13.56	.04	(.01)	.03	(.06)	—	(.06)	13.53	.25	11		1.38		1.38		.35
8/31/2014	13.40	.07	.16	.23	(.07)	—	(.07)	13.56	1.70	11		1.39		1.39		.50
Class R-2:
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97		1.37		1.37		.84
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.11	105		1.40		1.40		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.18	118		1.37		1.37		.32
8/31/2015	13.56	.04	(.01)	.03	(.06)	—	(.06)	13.53	.23	118		1.40		1.40		.32
8/31/2014	13.40	.07	.16	.23	(.07)	—	(.07)	13.56	1.69	128		1.40		1.40		.49
Class R-2E:
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4		1.10		1.10		1.11
8/31/2017	13.58	.10	(.04)	.06	(.08)	(.08)	(.16)	13.48	.46	4		1.09		1.09		.72
8/31/2016	13.52	.11	.11	.22	(.13)	(.03)	(.16)	13.58	1.65	2		1.05		1.05		.74
8/31/2015	13.56	.16	(.01)	.15	(.19)	—	(.19)	13.52	1.09 [4]	—	[5]	.55	[4]	.55	[4]	1.17	[4]
8/31/2014[6,11]	13.56	—	—	—	—	—	—	13.56	—	—	[5]	—		—		—

See end of table for footnotes.

Intermediate Bond Fund of America	25

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class R-3:
8/31/2018	$13.49	$.17	$(.37)	$(.20)	$(.15)	$—	$(.15)	$13.14	(1.47)%	$131		.92%		.92%		1.28%
8/31/2017	13.59	.11	(.03)	.08	(.10)	(.08)	(.18)	13.49	.62	145		.93		.93		.85
8/31/2016	13.53	.11	.11	.22	(.13)	(.03)	(.16)	13.59	1.63	150		.92		.92		.77
8/31/2015	13.56	.11	(.01)	.10	(.13)	—	(.13)	13.53	.70	149		.93		.93		.79
8/31/2014	13.40	.13	.16	.29	(.13)	—	(.13)	13.56	2.16	153		.95		.95		.94
Class R-4:
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124		.62		.62		1.59
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	131		.62		.62		1.17
8/31/2016	13.53	.15	.11	.26	(.17)	(.03)	(.20)	13.59	1.94	118		.62		.62		1.08
8/31/2015	13.56	.15	(.01)	.14	(.17)	—	(.17)	13.53	1.02	107		.61		.61		1.11
8/31/2014	13.40	.17	.16	.33	(.17)	—	(.17)	13.56	2.48	112		.63		.63		1.27
Class R-5E:
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1		.40		.40		1.98
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.20	—	[5]	.51		.35		1.43
8/31/2016[6,12]	13.49	.13	.15	.28	(.15)	(.03)	(.18)	13.59	2.10 [8]	—	[5]	.48	[10]	.48	[10]	1.26	[10]
Class R-5:
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33		.32		.32		1.88
8/31/2017	13.59	.20	(.04)	.16	(.18)	(.08)	(.26)	13.49	1.23	38		.32		.32		1.47
8/31/2016	13.53	.19	.11	.30	(.21)	(.03)	(.24)	13.59	2.24	34		.32		.32		1.38
8/31/2015	13.56	.19	(.01)	.18	(.21)	—	(.21)	13.53	1.32	30		.32		.32		1.41
8/31/2014	13.40	.21	.16	.37	(.21)	—	(.21)	13.56	2.79	24		.33		.33		1.57
Class R-6:
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642		.27		.27		1.96
8/31/2017	13.59	.21	(.04)	.17	(.19)	(.08)	(.27)	13.49	1.28	5,371		.27		.27		1.54
8/31/2016	13.53	.20	.11	.31	(.22)	(.03)	(.25)	13.59	2.30	3,457		.27		.27		1.45
8/31/2015	13.56	.19	(.01)	.18	(.21)	—	(.21)	13.53	1.36	2,704		.27		.27		1.47
8/31/2014	13.40	.22	.16	.38	(.22)	—	(.22)	13.56	2.84	1,671		.27		.27		1.61

	Year ended August 31
Portfolio turnover rate for all share classes[13]	2018	2017	2016	2015	2014

Excluding mortgage dollar roll transactions	73%	78%	92%	96%	Not available
Including mortgage dollar roll transactions	173%	177%	173%	192%	165%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

26	Intermediate Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the “Fund”), including the summary investment portfolio, as of August 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

October 15, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

Intermediate Bond Fund of America	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2018, through August 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	Intermediate Bond Fund of America

	Beginning account value 3/1/2018	Ending account value 8/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,007.35	$2.93	.58%
Class A – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class C – actual return	1,000.00	1,003.28	6.97	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,008.47	1.87	.37
Class T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-1 – actual return	1,000.00	1,006.93	3.39	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,008.44	1.87	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,008.90	1.37	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 529-A – actual return	1,000.00	1,006.87	3.44	.68
Class 529-A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-C – actual return	1,000.00	1,003.21	7.07	1.40
Class 529-C – assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class 529-E – actual return	1,000.00	1,005.91	4.40	.87
Class 529-E – assumed 5% return	1,000.00	1,020.82	4.43	.87
Class 529-T – actual return	1,000.00	1,008.06	2.28	.45
Class 529-T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,008.07	2.23	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 – actual return	1,000.00	1,003.28	7.02	1.39
Class R-1 – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 – actual return	1,000.00	1,003.42	6.87	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,004.71	5.56	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.66	5.60	1.10
Class R-3 – actual return	1,000.00	1,005.66	4.65	.92
Class R-3 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 – actual return	1,000.00	1,007.19	3.14	.62
Class R-4 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5E – actual return	1,000.00	1,008.26	2.02	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,008.69	1.62	.32
Class R-5 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 – actual return	1,000.00	1,008.98	1.37	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	29

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2018:

Qualified dividend income	$127,000
Corporate dividends received deduction	$128,000
U.S. government income that may be exempt from state taxation	$154,561,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

30	Intermediate Bond Fund of America

Approval of Investment Advisory and Service Agreement

Intermediate Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The agreement was amended to add additional advisory fee breakpoints if and when the fund’s net assets exceed $15 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee in the exercise of their business judgment determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income consistent with the maturity and quality standards described in the prospectus and preservation of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes including the Lipper Short-Intermediate Investment Grade Debt Funds Average, the Lipper Short-Intermediate U.S. Government Funds Average, and the Bloomberg Barclays U.S. Government/Credit 1-7 Years ex-BBB Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods. While the board and committee generally place a greater emphasis on longer term periods, they noted that the investment results of the fund were lower compared to the results of these indexes for the longer term periods, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Short-Intermediate Investment Grade Debt Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase, as well as CRMC’s agreement to additional breakpoints in the fund’s advisory fee schedule. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that,

Intermediate Bond Fund of America	31

to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

32	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	33

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34	Intermediate Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	1994	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2005	Private investor	81	None
Chairman of the Board
(Independent and Non-Executive)
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO,U.S. Chamber of Commerce	82	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	68	None

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None
John H. Smet, 1956	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 36 for footnotes.

Intermediate Bond Fund of America	35

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Mark A. Brett, 1958 President	2010	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
Partner — Capital Fixed Income Investors, Capital International Limited;[6]
Senior Vice President, Capital International Limited;[6]
Senior Vice President, Capital International Sàrl;[6]
		Director, Capital Strategy Research, Inc.[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
David J. Betanzos, 1974 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
David S. Lee, 1972 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

36	Intermediate Bond Fund of America

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2018, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services	IBFA

Registrant:
a) Audit Fees:

2017	$141,000
2018	$132,000

b) Audit-Related Fees:
2017	$5,000
2018	$3,000

c) Tax Fees:
2017	$8,000
2018	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,324,000
2018	$546,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,477,000 for fiscal year 2017 and $558,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
August 31, 2018
Bonds, notes & other debt instruments 95.76% U.S. Treasury bonds & notes 47.86% U.S. Treasury 41.83%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$50,500	$49,904
U.S. Treasury 1.50% 2019	344,100	339,788
U.S. Treasury 1.50% 2019	48,000	47,445
U.S. Treasury 1.625% 2019	161,150	159,970
U.S. Treasury 1.625% 2019	86,850	85,803
U.S. Treasury 1.75% 2019	35,800	35,520
U.S. Treasury 1.875% 2019	144,100	142,828
U.S. Treasury 1.25% 2020[1]	175,500	172,350
U.S. Treasury 1.375% 2020	117,156	114,039
U.S. Treasury 1.375% 2020	110,000	107,687
U.S. Treasury 1.375% 2020	32,500	31,709
U.S. Treasury 1.375% 2020	27,450	26,906
U.S. Treasury 1.375% 2020	17,100	16,803
U.S. Treasury 1.375% 2020	10,100	9,911
U.S. Treasury 1.50% 2020	131,700	129,208
U.S. Treasury 1.50% 2020	29,140	28,603
U.S. Treasury 1.625% 2020	80,000	78,215
U.S. Treasury 1.625% 2020	72,000	70,660
U.S. Treasury 1.625% 2020	60,650	59,573
U.S. Treasury 1.75% 2020	365,940	358,489
U.S. Treasury 1.75% 2020	138,920	136,314
U.S. Treasury 2.00% 2020	144,430	142,376
U.S. Treasury 2.25% 2020	82,300	81,865
U.S. Treasury 8.75% 2020	12,200	13,454
U.S. Treasury 1.125% 2021[1]	200,000	192,592
U.S. Treasury 1.125% 2021	93,876	89,648
U.S. Treasury 1.125% 2021	42,500	40,701
U.S. Treasury 1.25% 2021	40,000	38,592
U.S. Treasury 1.375% 2021	155,220	150,562
U.S. Treasury 1.375% 2021	50,000	48,274
U.S. Treasury 1.75% 2021	150,000	145,551
U.S. Treasury 2.00% 2021	75,000	73,500
U.S. Treasury 2.00% 2021	26,700	26,091
U.S. Treasury 2.375% 2021	30,000	29,766
U.S. Treasury 2.375% 2021	4,000	3,971
U.S. Treasury 3.625% 2021	5,400	5,520
U.S. Treasury 8.00% 2021	20,000	23,228
U.S. Treasury 1.75% 2022	100,000	96,516
U.S. Treasury 1.75% 2022	23,300	22,529
U.S. Treasury 1.875% 2022	400,000	388,144
U.S. Treasury 1.875% 2022	89,000	86,080
U.S. Treasury 1.875% 2022	50,000	48,554
U.S. Treasury 1.875% 2022	50,000	48,428
U.S. Treasury 2.00% 2022	526,400	511,329
U.S. Treasury 2.00% 2022	44,060	42,774
U.S. Treasury 2.125% 2022	60,000	58,512
Intermediate Bond Fund of America — Page 1 of 17

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2023	$72,620	$68,855
U.S. Treasury 1.625% 2023	64,756	61,584
U.S. Treasury 2.375% 2023	115,000	113,298
U.S. Treasury 2.50% 2023	480,000	475,181
U.S. Treasury 2.50% 2023	45,244	44,746
U.S. Treasury 2.625% 2023	155,000	154,219
U.S. Treasury 2.625% 2023	111,000	110,523
U.S. Treasury 2.75% 2023	419,489	419,720
U.S. Treasury 2.75% 2023	199,503	199,621
U.S. Treasury 2.75% 2023	112,037	112,124
U.S. Treasury 2.75% 2023	50,000	50,041
U.S. Treasury 7.125% 2023	15,000	17,742
U.S. Treasury 1.875% 2024	19,500	18,534
U.S. Treasury 2.00% 2024	40,000	38,369
U.S. Treasury 2.00% 2024	25,000	23,965
U.S. Treasury 2.125% 2024	426,625	410,976
U.S. Treasury 2.125% 2024	63,000	60,765
U.S. Treasury 2.125% 2024	60,000	57,738
U.S. Treasury 2.125% 2024	17,800	17,225
U.S. Treasury 2.25% 2024	49,600	48,337
U.S. Treasury 2.50% 2024	122,000	120,265
U.S. Treasury 2.125% 2025	2,500	2,397
U.S. Treasury 2.875% 2025	43,000	43,188
U.S. Treasury 2.875% 2025	20,000	20,091
U.S. Treasury 2.875% 2025	15,900	15,975
U.S. Treasury 2.25% 2027	4,500	4,298
U.S. Treasury 2.875% 2028	38,000	38,007
U.S. Treasury 2.875% 2028	17,500	17,516
		7,375,582
U.S. Treasury inflation-protected securities 6.03%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	79,737	78,276
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	77,708	75,841
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	228,247	226,910
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	123,098	119,271
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	94,654	94,118
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	106,045	104,962
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	79,277	76,650
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,254	1,568
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	146,233	141,411
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	91,899	101,554
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	42,538	43,429
		1,063,990
Total U.S. Treasury bonds & notes		8,439,572
Corporate bonds & notes 26.07% Financials 9.46%
ABN AMRO Bank NV 2.65% 2021[3]	33,500	32,995
ACE INA Holdings Inc. 2.30% 2020	3,075	3,028
ACE INA Holdings Inc. 2.875% 2022	1,060	1,043
American Express Co. 2.20% 2020	17,500	17,161
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	36,217	35,961
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[4]	29,500	29,655
Intermediate Bond Fund of America — Page 2 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 2.60% 2022	$25,000	$24,496
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,725
Bank of New York Mellon Corp. 3.50% 2023	13,500	13,575
Barclays Bank PLC 3.65% 2025	1,250	1,184
Barclays Bank PLC 4.375% 2026	10,000	9,793
BB&T Corp. 1.45% 2019	10,000	9,924
BB&T Corp. 2.25% 2020	17,500	17,262
BB&T Corp. (3-month USD-LIBOR + 2.25%) 2.520% 2020[5]	10,000	10,004
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,822
BNP Paribas 5.00% 2021	8,000	8,324
BNP Paribas 3.50% 2023[3]	20,500	20,086
BNP Paribas 3.375% 2025[3]	8,725	8,276
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[3,5,6,7,8]	2,939	2,939
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[3,5,6,7,8]	671	671
CBOE Holdings, Inc. 1.95% 2019	12,600	12,524
Charles Schwab Corp. 3.85% 2025	25,600	26,073
Citigroup Inc. 3.40% 2021	15,000	15,037
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[4]	20,950	20,665
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[4]	15,000	15,146
Cooperatieve Rabobank U.A. 2.75% 2023	37,500	36,362
Crédit Agricole SA 3.75% 2023[3]	16,000	15,783
Crédit Agricole SA 4.375% 2025[3]	3,025	2,984
Credit Suisse Group AG 3.00% 2021	10,500	10,393
Credit Suisse Group AG 3.80% 2022	10,784	10,797
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	19,725	18,946
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	5,300	5,328
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[3,4]	1,675	1,602
Danske Bank AS 2.20% 2020[3]	15,000	14,766
Danske Bank AS 2.80% 2021[3]	14,698	14,465
Danske Bank AS 3.875% 2023[3]	15,000	14,942
Discover Financial Services 3.35% 2023	10,000	9,781
DNB ASA 2.125% 2020[3]	5,200	5,076
DNB ASA 2.375% 2021[3]	20,000	19,478
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,738
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	54,100	52,560
Groupe BPCE SA 2.75% 2023[3]	25,000	24,134
Groupe BPCE SA 5.70% 2023[3]	2,245	2,361
Groupe BPCE SA 5.15% 2024[3]	5,300	5,428
HSBC Holdings PLC 4.00% 2022	2,950	3,003
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[4]	6,315	6,121
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[4]	25,000	24,654
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[4]	1,175	1,178
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	9,400	9,558
Intesa Sanpaolo SpA 3.375% 2023[3]	1,500	1,380
Intesa Sanpaolo SpA 5.017% 2024[3]	9,345	8,461
Intesa Sanpaolo SpA 3.875% 2027[3]	7,500	6,451
JPMorgan Chase & Co. 2.25% 2020	5,000	4,950
JPMorgan Chase & Co. 2.55% 2020	5,980	5,910
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[4]	12,000	11,920
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[4]	35,000	35,141
Lloyds Banking Group PLC 4.05% 2023	40,000	39,925
Lloyds Banking Group PLC 4.45% 2025	11,150	11,263
Metropolitan Life Global Funding I 1.75% 2018[3]	24,560	24,517
Metropolitan Life Global Funding I 2.30% 2019[3]	4,720	4,713
Intermediate Bond Fund of America — Page 3 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 2.00% 2020[3]	$830	$817
Metropolitan Life Global Funding I 2.40% 2021[3]	22,500	22,098
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	12,500	12,128
Mitsubishi UFJ Financial Group, Inc. 3.455% 2023	14,000	13,941
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]	35,000	34,899
Morgan Stanley 3.125% 2026	3,570	3,339
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[3,4]	11,620	11,406
New York Life Global Funding 1.55% 2018[3]	10,000	9,987
New York Life Global Funding 1.50% 2019[3]	21,365	21,067
New York Life Global Funding 2.10% 2019[3]	32,000	31,973
New York Life Global Funding 1.95% 2020[3]	14,125	13,828
New York Life Global Funding 1.95% 2020[3]	7,200	7,094
New York Life Global Funding 1.70% 2021[3]	12,500	11,933
New York Life Global Funding 2.00% 2021[3]	12,274	11,942
Nordea Bank AB 1.875% 2018[3]	8,575	8,574
Nordea Bank AB 1.625% 2019[3]	30,000	29,588
Nordea Bank AB 2.25% 2021[3]	15,000	14,574
PNC Bank 1.70% 2018	25,000	24,959
PNC Bank 2.40% 2019	3,260	3,246
PNC Bank 2.00% 2020	14,250	14,006
PNC Bank 2.50% 2021	25,000	24,617
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,000	4,886
Rabobank Nederland 2.25% 2019	10,000	9,991
Rabobank Nederland 4.625% 2023	10,000	10,211
Royal Bank of Canada 2.125% 2020	10,000	9,893
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[4]	23,500	22,861
Santander Holdings USA, Inc. 3.70% 2022	15,000	14,904
Skandinaviska Enskilda Banken AB 2.375% 2019[3]	20,000	19,955
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,478
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	20,641
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,696
Standard Chartered PLC 2.10% 2019[3]	5,000	4,954
Sumitomo Mitsui Banking Corp. 2.784% 2022	19,000	18,516
Svenska Handelsbanken AB 1.50% 2019	1,380	1,361
Svenska Handelsbanken AB 2.25% 2019	18,858	18,789
Swedbank AB 2.375% 2019[3]	20,000	19,975
Swedbank AB 2.20% 2020[3]	40,724	40,180
Swedbank AB 2.80% 2022[3]	15,000	14,706
Toronto-Dominion Bank 1.45% 2018	10,000	10,000
Toronto-Dominion Bank 1.90% 2019	10,000	9,903
Toronto-Dominion Bank 2.55% 2021	20,000	19,741
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[3,4]	17,350	16,759
UniCredit SPA 3.75% 2022[3]	23,650	22,637
UniCredit SPA 4.625% 2027[3]	13,525	12,521
Unum Group 5.625% 2020	1,100	1,145
US Bancorp 2.00% 2020	1,000	988
US Bancorp 2.05% 2020	20,000	19,587
US Bancorp 3.40% 2023	48,750	48,784
Wells Fargo & Co. 2.15% 2019	25,000	24,794
Wells Fargo & Co. 2.55% 2020	6,525	6,439
Wells Fargo & Co. 2.625% 2022	20,700	20,044
Intermediate Bond Fund of America — Page 4 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.55% 2023	$41,225	$41,380
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[4]	15,000	14,470
		1,668,643
Health care 3.71%
Abbott Laboratories 2.35% 2019	4,335	4,307
AbbVie Inc. 2.50% 2020	2,285	2,265
Allergan PLC 3.00% 2020	12,085	12,056
Allergan PLC 3.45% 2022	11,400	11,322
Allergan PLC 3.80% 2025	9,099	9,025
Amgen Inc. 1.90% 2019	15,000	14,925
AstraZeneca PLC 2.375% 2022	9,597	9,264
AstraZeneca PLC 3.50% 2023	18,850	18,849
Baxalta Inc. 4.00% 2025	4,990	5,045
Bayer US Finance II LLC 3.875% 2023[3]	64,770	64,838
Becton, Dickinson and Co. 2.894% 2022	650	633
Biogen Inc. 2.90% 2020	14,200	14,158
Boston Scientific Corp. 3.375% 2022	2,000	1,985
Celgene Corp. 3.25% 2023	22,750	22,408
CVS Health Corp. 3.35% 2021	26,535	26,558
CVS Health Corp. 3.70% 2023	70,000	69,882
CVS Health Corp. 4.30% 2028	12,500	12,430
EMD Finance LLC 2.40% 2020[3]	43,680	43,140
EMD Finance LLC 2.95% 2022[3]	34,620	33,977
EMD Finance LLC 3.25% 2025[3]	1,850	1,791
Gilead Sciences, Inc. 1.85% 2019	20,655	20,468
GlaxoSmithKline PLC 3.125% 2021	29,350	29,399
GlaxoSmithKline PLC 3.375% 2023	10,775	10,795
Johnson & Johnson 2.625% 2025	18,035	17,529
Medtronic, Inc. 1.70% 2019	50,000	49,773
Novartis AG 5.125% 2019	6,500	6,568
Roche Holdings, Inc. 2.25% 2019[3]	375	373
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 2.674% 2019[3,5]	8,500	8,529
Roche Holdings, Inc. 2.875% 2021[3]	3,025	3,009
Roche Holdings, Inc. 1.75% 2022[3]	14,665	13,984
Roche Holdings, Inc. 3.35% 2024[3]	29,625	29,614
Roche Holdings, Inc. 3.00% 2025[3]	1,710	1,661
Shire PLC 1.90% 2019	16,360	16,174
Shire PLC 2.40% 2021	14,178	13,710
Shire PLC 2.875% 2023	40,220	38,431
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,569
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,186
		654,630
Consumer staples 2.86%
Altria Group, Inc. 2.625% 2020	4,775	4,756
Anheuser-Busch InBev NV 2.65% 2021	21,000	20,768
Anheuser-Busch InBev NV 3.50% 2024	16,875	16,816
British American Tobacco PLC 2.297% 2020[3]	23,400	22,985
British American Tobacco PLC 2.764% 2022[3]	46,740	45,319
Coca-Cola Co. 2.20% 2022	2,500	2,430
Colgate-Palmolive Co. 2.25% 2022	21,700	21,050
Costco Wholesale Corp. 2.15% 2021	2,500	2,454
Costco Wholesale Corp. 2.30% 2022	23,770	23,137
Intermediate Bond Fund of America — Page 5 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr. Pepper Inc. 3.551% 2021[3]	$36,950	$37,047
Keurig Dr. Pepper Inc. 4.057% 2023[3]	28,765	28,958
Keurig Dr. Pepper Inc. 4.417% 2025[3]	10,321	10,466
Molson Coors Brewing Co. 1.90% 2019	3,450	3,435
Molson Coors Brewing Co. 2.25% 2020	1,275	1,259
PepsiCo, Inc. 2.00% 2021	1,750	1,709
PepsiCo, Inc. 2.25% 2022	1,500	1,460
Philip Morris International Inc. 1.875% 2019	2,400	2,394
Philip Morris International Inc. 2.00% 2020	3,915	3,864
Philip Morris International Inc. 2.90% 2021	8,850	8,782
Philip Morris International Inc. 2.375% 2022	15,175	14,650
Philip Morris International Inc. 2.50% 2022	20,000	19,337
Philip Morris International Inc. 2.625% 2022	1,140	1,116
Procter & Gamble Co. 1.75% 2019	25,000	24,750
Reckitt Benckiser Group PLC 2.375% 2022[3]	15,025	14,507
Reynolds American Inc. 3.25% 2020	7,355	7,349
Reynolds American Inc. 4.00% 2022	960	972
Reynolds American Inc. 4.45% 2025	10,940	11,104
Unilever Capital Corp. 1.375% 2021	15,000	14,296
Wal-Mart Stores, Inc. 3.125% 2021	35,270	35,446
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,429
Wal-Mart Stores, Inc. 3.40% 2023	88,680	89,800
WM. Wrigley Jr. Co. 3.375% 2020[3]	9,106	9,142
		503,987
Utilities 2.42%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[3]	11,500	11,506
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,425
Berkshire Hathaway Energy Co. 2.375% 2021[3]	18,275	17,960
Consolidated Edison, Inc. 2.00% 2020	11,850	11,666
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,957
Duke Energy Carolinas, Inc. 3.05% 2023	20,000	19,832
Duke Energy Corp. 3.75% 2024	8,200	8,242
Duke Energy Progress, LLC 3.375% 2023	10,455	10,498
Edison International 2.125% 2020	18,000	17,658
Edison International 2.40% 2022	13,525	12,849
Enel Finance International SA 2.75% 2023[3]	23,725	22,469
Enel Finance International SA 3.625% 2027[3]	6,275	5,784
Enersis Américas SA 4.00% 2026	865	829
Entergy Louisiana, LLC 3.30% 2022	1,679	1,670
Eversource Energy 2.50% 2021	16,225	15,933
Eversource Energy 2.375% 2022	1,414	1,362
Exelon Corp. 2.45% 2021	12,840	12,499
Exelon Corp. 3.497% 2022[4]	2,185	2,160
FirstEnergy Corp., Series B, 4.25% 2023	7,550	7,707
Iberdrola Finance Ireland 5.00% 2019[3]	5,000	5,093
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,342
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	1,992
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	27,836
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	15,336
NextEra Energy, Inc. 1.649% 2018	7,500	7,500
Niagara Mohawk Power Corp. 3.508% 2024[3]	3,055	3,052
Pacific Gas and Electric Co. 3.85% 2023	12,220	12,112
Pacific Gas and Electric Co. 4.25% 2023[3]	13,445	13,546
Intermediate Bond Fund of America — Page 6 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 2024	$1,555	$1,493
Pacific Gas and Electric Co. 3.30% 2027	5,275	4,850
Public Service Co. of Colorado 2.25% 2022	7,000	6,735
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,581
Public Service Enterprise Group Inc. 2.00% 2021	8,271	7,900
Public Service Enterprise Group Inc. 2.65% 2022	12,500	12,067
Puget Energy, Inc. 6.50% 2020	4,222	4,500
South Carolina Electric & Gas Co. 3.50% 2021	19,475	19,505
Southern California Edison Co., 2.90% 2021	42,500	42,071
Southern California Edison Co., 1.845% 2022[8]	2,288	2,236
Teco Finance, Inc. 5.15% 2020	3,000	3,081
Virginia Electric and Power Co. 2.95% 2022	4,662	4,630
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,338
Xcel Energy Inc. 2.60% 2022	5,000	4,881
		425,683
Consumer discretionary 2.29%
Amazon.com, Inc. 3.30% 2021	19,500	19,667
Amazon.com, Inc. 2.40% 2023	20,000	19,350
Amazon.com, Inc. 2.80% 2024	9,000	8,738
Amazon.com, Inc. 3.15% 2027	7,500	7,252
American Honda Finance Corp. 2.65% 2021	25,000	24,785
American Honda Finance Corp. 2.60% 2022	12,000	11,712
Bayerische Motoren Werke AG 1.45% 2019[3]	20,000	19,756
Bayerische Motoren Werke AG 2.15% 2020[3]	10,000	9,862
Bayerische Motoren Werke AG 3.10% 2021[3]	9,000	8,952
Bayerische Motoren Werke AG 3.45% 2023[3]	11,500	11,449
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	30,000	30,319
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	15,000	14,839
DaimlerChrysler North America Holding Corp. 2.70% 2020[3]	7,500	7,421
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	6,100	5,869
DaimlerChrysler North America Holding Corp. 2.20% 2021	5,600	5,371
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	30,000	29,748
Ford Motor Credit Co. 2.943% 2019	15,000	14,997
Hyundai Capital America 2.55% 2020[3]	12,190	12,007
Hyundai Capital America 2.75% 2020[3]	32,950	32,384
Hyundai Capital America 3.25% 2022[3]	15,008	14,675
Hyundai Capital Services Inc. 2.625% 2020[3]	2,090	2,046
McDonald’s Corp. 2.75% 2020	1,850	1,841
McDonald’s Corp. 2.625% 2022	5,395	5,290
Nissan Motor Co., Ltd. 2.60% 2022[3]	10,000	9,619
Starbucks Corp. 2.20% 2020	21,760	21,362
Toyota Motor Credit Corp. 1.55% 2019	20,200	19,947
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,980
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,292
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,130
Volkswagen International Finance NV 2.125% 2018[3]	10,000	9,992
Walt Disney Co. 2.45% 2022	10,000	9,763
		404,415
Industrials 2.09%
3M Co. 2.25% 2023	36,654	35,488
Boeing Co. 2.80% 2023	24,455	24,148
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	137	147
Intermediate Bond Fund of America — Page 7 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
ERAC USA Finance Co. 2.70% 2023[3]	$25,000	$23,829
General Dynamics Corp. 3.00% 2021	28,750	28,702
Honeywell International Inc. 1.85% 2021	12,500	12,030
Lockheed Martin Corp. 1.85% 2018	1,685	1,683
Lockheed Martin Corp. 2.50% 2020	3,460	3,421
Northrop Grumman Corp. 2.55% 2022	10,000	9,698
Siemens AG 1.30% 2019[3]	40,000	39,491
Siemens AG 2.15% 2020[3]	2,000	1,973
Siemens AG 2.70% 2022[3]	20,000	19,605
Union Pacific Corp. 3.20% 2021	21,010	21,073
Union Pacific Corp. 3.50% 2023	38,750	38,979
United Parcel Service, Inc., 2.50% 2023	30,000	29,070
United Technologies Corp. 3.35% 2021	24,400	24,485
United Technologies Corp. 3.65% 2023	54,250	54,486
		368,308
Energy 1.18%
Canadian Natural Resources Ltd. 2.95% 2023	9,310	9,017
Canadian Natural Resources Ltd. 3.85% 2027	5,000	4,869
Chevron Corp. 1.561% 2019	3,700	3,670
Chevron Corp. 2.10% 2021	17,500	17,124
Chevron Corp. 2.498% 2022	15,105	14,832
Enbridge Inc. 2.90% 2022	28,951	28,251
Enbridge Inc. 4.00% 2023	17,335	17,563
Enbridge Inc. 4.25% 2026	980	986
Energy Transfer Partners, LP 4.20% 2023	8,105	8,209
Energy Transfer Partners, LP 4.00% 2027	7,250	6,944
Exxon Mobil Corp. 2.222% 2021	15,000	14,770
Kinder Morgan Energy Partners, LP 3.50% 2021	6,190	6,205
Kinder Morgan, Inc. 3.05% 2019	3,785	3,786
Kinder Morgan, Inc. 3.15% 2023	35,000	34,382
Schlumberger BV 3.625% 2022[3]	1,750	1,755
Schlumberger BV 4.00% 2025[3]	6,160	6,202
Shell International Finance BV 2.125% 2020	7,605	7,519
Shell International Finance BV 1.875% 2021	20,000	19,433
Statoil ASA 2.75% 2021	2,120	2,095
		207,612
Real estate 0.92%
American Campus Communities, Inc. 3.35% 2020	10,000	9,983
American Campus Communities, Inc. 3.75% 2023	6,580	6,551
American Campus Communities, Inc. 4.125% 2024	17,225	17,259
Boston Properties, Inc. 3.20% 2025	15,000	14,470
Kimco Realty Corp. 3.20% 2021	11,085	11,012
Kimco Realty Corp. 3.30% 2025	10,000	9,548
Scentre Group 2.375% 2021[3]	20,430	19,767
Scentre Group 3.25% 2025[3]	1,500	1,428
Scentre Group 3.50% 2025[3]	3,000	2,915
Simon Property Group, LP 2.75% 2023	15,000	14,575
WEA Finance LLC 2.70% 2019[3]	8,885	8,858
WEA Finance LLC 3.25% 2020[3]	16,675	16,654
Intermediate Bond Fund of America — Page 8 of 17

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.75% 2024[3]	$7,790	$7,710
Westfield Corp. Ltd. 3.15% 2022[3]	21,945	21,581
		162,311
Information technology 0.68%
Apple Inc. 2.00% 2020	10,000	9,831
Apple Inc. 2.50% 2022	6,495	6,390
Microsoft Corp. 1.10% 2019	9,330	9,212
Microsoft Corp. 1.55% 2021	21,155	20,385
Microsoft Corp. 2.40% 2022	22,420	22,033
Oracle Corp. 1.90% 2021	12,500	12,102
Oracle Corp. 2.625% 2023	21,500	20,984
Visa Inc. 2.15% 2022	15,000	14,448
Visa Inc. 2.80% 2022	4,000	3,946
		119,331
Telecommunication services 0.45%
Deutsche Telekom International Finance BV 1.95% 2021[3]	2,406	2,304
Deutsche Telekom International Finance BV 2.82% 2022[3]	15,869	15,494
Deutsche Telekom International Finance BV 2.485% 2023[3]	17,850	16,885
Vodafone Group PLC 3.75% 2024	44,050	43,728
		78,411
Materials 0.01%
Georgia-Pacific Corp. 2.539% 2019[3]	2,500	2,487
Total corporate bonds & notes		4,595,818
Mortgage-backed obligations 9.12% Federal agency mortgage-backed obligations 7.73%
Fannie Mae 9.119% 2026[8]	15	16
Fannie Mae 3.00% 2027[8]	11,892	11,889
Fannie Mae 3.00% 2028[8]	8,478	8,467
Fannie Mae 3.00% 2033[8,9]	50,000	49,689
Fannie Mae 3.50% 2033[8,9]	81,000	81,861
Fannie Mae 3.50% 2033[8,9]	51,869	52,370
Fannie Mae 3.50% 2034[8]	426	430
Fannie Mae 4.00% 2036[8]	2,365	2,437
Fannie Mae 4.00% 2036[8]	161	166
Fannie Mae 7.00% 2037[8]	74	81
Fannie Mae 5.50% 2040[8]	383	413
Fannie Mae 4.50% 2046[8]	1,690	1,756
Fannie Mae 4.00% 2047[8]	36,814	37,531
Fannie Mae 4.00% 2047[8]	5,383	5,488
Fannie Mae 4.00% 2047[8]	4,902	4,995
Fannie Mae 4.00% 2048[8,9]	31,422	31,951
Fannie Mae 4.00% 2048[8,9]	8,578	8,716
Fannie Mae 4.50% 2048[8,9]	198,001	205,361
Fannie Mae 4.50% 2048[8,9]	9,149	9,500
Fannie Mae 5.00% 2048[8]	4,529	4,798
Fannie Mae, Series 2001-4, Class NA, 9.153% 2025[5,8]	5	5
Fannie Mae, Series 2001-4, Class GA, 9.206% 2025[5,8]	18	19
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[8]	213	245
Fannie Mae, Series 2001-20, Class D, 11.005% 2031[5,8]	—[10]	—[10]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	84	95
Intermediate Bond Fund of America — Page 9 of 17

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	$319	$364
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[8]	561	510
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[8]	1,499	1,345
Freddie Mac 3.50% 2033[8,9]	324,000	327,149
Freddie Mac 4.00% 2036[8]	3,682	3,792
Freddie Mac 4.00% 2036[8]	1,267	1,305
Freddie Mac 3.50% 2037[8]	25,105	25,231
Freddie Mac 4.00% 2037[8]	10,579	10,886
Freddie Mac 3.009% 2045[5,8]	11,432	11,479
Freddie Mac 4.50% 2046[8]	1,579	1,644
Freddie Mac 4.50% 2046[8]	757	788
Freddie Mac 4.50% 2046[8]	324	337
Freddie Mac 4.50% 2047[8]	7,283	7,573
Freddie Mac 4.00% 2048[8]	57,558	58,542
Freddie Mac 4.00% 2048[8,9]	28,042	28,555
Freddie Mac 4.50% 2048[8,9]	84,500	87,670
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.463% 2023[5,8]	8	8
Freddie Mac, Series T-041, Class 3A, 5.539% 2032[5,8]	211	224
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[8]	40,000	40,372
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[8]	20,200	19,263
Freddie Mac, Series K062, Class A2, Multi Family, 3.413% 2026[8]	20,000	20,145
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	9,235	9,128
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[8]	6,900	6,840
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[8]	9,500	9,532
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[8]	9,286	9,247
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[5,8]	16,965	17,286
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	21,415	22,254
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028[8]	7,400	7,662
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[8]	31,580	31,288
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[8]	1,318	1,184
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[8]	742	661
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[8]	179	152
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[5,8]	17,505	17,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[8]	15,132	14,696
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	14,291	13,924
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[5,8]	1,083	1,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	838	828
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	19,026	18,842
Government National Mortgage Assn. 4.50% 2042[8]	17	17
Government National Mortgage Assn. 3.00% 2047[8]	7,100	6,948
Government National Mortgage Assn. 3.00% 2047[8]	6,291	6,157
Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 2028[8]	2,183	2,185
		1,362,387
Collateralized mortgage-backed obligations (privately originated) 1.39%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,5,8]	53,082	53,371
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.015% 2024[5,8]	68	68
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	132	148
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	114	125
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	186	200
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	435	469
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[3,5,6,8]	11,645	11,612
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.84% 2027[3,5,6,8]	8,570	8,498
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[3,5,8]	1,000	987
Intermediate Bond Fund of America — Page 10 of 17

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Homeward Opportunities Fund Trust 3.766% 2048[3,8]	$19,675	$19,613
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[3,6,8]	5,770	5,758
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[3,5,6,8]	11,640	11,523
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[3,6,8]	4,965	4,928
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[3,8]	15,487	15,504
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[3,8]	7,200	7,196
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.269% 2028[3,6,8]	8,428	8,428
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[3,8]	158	158
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,5,8]	18,238	18,376
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[3,8]	30,550	30,721
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.865% 2050[3,5,8]	28,005	27,988
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,5,8]	1,718	1,692
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.665% 2057[3,5,8]	17,994	18,055
		245,418
Total mortgage-backed obligations		1,607,805
Asset-backed obligations 6.23%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,8]	1,393	1,393
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,8]	8,935	8,940
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,8]	10,000	9,921
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[3,8]	9,180	9,058
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,8]	8,020	7,955
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77% 2022[8]	25,650	25,207
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class B, 1.82% 2020[8]	1,714	1,713
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58% 2020[8]	608	607
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[8]	1,000	1,000
AMXCA 2017-1 A 1.93% 09-15-2022[8]	23,906	23,580
AMXCA 2018-1 A 2.67% 10-17-2022[8]	500	499
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.358% 2025[3,5,8]	6,829	6,830
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[3,8]	434	435
BlueMountain Ltd., Series 2013-4A, CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[3,5,8]	12,826	12,831
BlueMountain Ltd., Series 2014-2A, CLO, Class AR, (3-month USD LIBOR + 0.93%) 3.278% 2026[3,5,8]	15,055	15,058
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[8]	3,371	3,362
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 2021[8]	36,000	36,018
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[8]	92,775	91,703
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[8]	10,890	10,783
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[3,8]	932	932
CIFC Funding Ltd., Series 2014-3A, CLO, Class AR, (3-month USD-LIBOR + 0.95%) 3.297% 2026[3,5,8]	6,930	6,930
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[8]	9,000	8,977
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[8]	3,893	3,845
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[8]	3,500	3,484
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92% 2022[8]	60,507	59,609
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[3,8]	3,490	3,485
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 2020[3,8]	5,693	5,688
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[3,8]	10,758	10,724
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[3,8]	2,674	2,661
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[3,8]	3,133	3,131
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[3,8]	19,918	19,922
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	9,315	9,279
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 2020[3,8]	1,189	1,190
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[8]	8,505	8,504
Intermediate Bond Fund of America — Page 11 of 17

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 2020[8]	$42,305	$42,314
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36% 2021[8]	764	764
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[3,8]	2,728	2,727
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,8]	28	28
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[3,8]	8,560	8,569
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,8]	132	132
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,8]	4,850	4,848
Drive Auto Receivables Trust, Series 2018-1 Class C. 3.22% 2023[8]	2,000	1,995
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[3,8]	7	7
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[3,8]	588	587
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 2020[3,8]	3,756	3,749
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[3,8]	3,941	3,939
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 2021[3,8]	21,851	21,789
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 2021[3,8]	15,760	15,697
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[3,8]	16,702	16,688
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[3,8]	25,953	25,953
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[3,8]	5,577	5,564
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 2022[3,8]	2,750	2,745
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,8]	1,590	1,592
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[3,8]	9,000	8,955
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[3,8]	415	414
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.319% 2025[3,5,8]	4,782	4,783
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,8]	3,423	3,405
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[3,8]	2,105	2,117
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[3,8]	3,971	3,954
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[3,8]	19,618	19,564
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[3,8]	8,815	8,812
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,8]	825	835
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 2020[3,8]	8,342	8,340
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 2020[3,8]	2,620	2,620
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[3,8]	1,038	1,035
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[3,8]	6,652	6,625
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[3,8]	2,786	2,771
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,8]	42,650	42,167
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,8]	59,255	59,622
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,8]	59,225	58,289
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[8]	10,000	9,902
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[8]	280	282
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[8]	43,000	43,037
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,8]	17,500	17,510
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,8]	457	458
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[8]	788	746
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[8]	2,068	1,958
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[8]	1,003	1,003
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[8]	2,971	2,971
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65% 2020[8]	670	670
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 2021[8]	3,330	3,326
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[8]	7,000	6,975
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	7,436	7,432
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	1,290	1,287
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[8]	7,338	7,338
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	5,261	5,265
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A 3.07% 2021[8]	19,400	19,394
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 2021[8]	1,000	1,003
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[8]	2,500	2,482
Intermediate Bond Fund of America — Page 12 of 17

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	$17,506	$17,543
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 3.335% 2021[5,8]	167	168
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.085% 2023[5,8]	4,138	4,136
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.235% 2023[5,8]	5,691	5,720
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.435% 2023[5,8]	4,498	4,512
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.835% 2023[5,8]	5,443	5,548
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.465% 2025[5,8]	6,720	6,615
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.369% 2025[3,5,8]	29,298	29,301
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,8]	10,000	9,924
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,8]	10,000	9,914
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[3,8]	12,696	12,665
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[3,8]	6,374	6,357
Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.07% 2021[3,8]	9,586	9,571
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[3,8]	7,385	7,384
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[3,8]	12,405	12,408
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[3,8]	175	174
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,8]	860	857
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[8]	675	666
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[8]	5,445	5,406
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[8]	4,695	4,671
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[8]	2,850	2,857
		1,098,685
Bonds & notes of governments & government agencies outside the U.S. 5.55%
Asian Development Bank 2.75% 2023	21,359	21,276
Bank Nederlandse Gemeenten NV 1.00% 2018[3]	36,000	35,982
Bank Nederlandse Gemeenten NV 1.75% 2020[3]	29,400	28,738
Bank Nederlandse Gemeenten NV 2.375% 2022[3]	10,000	9,811
Belgium (Kingdom of) 1.125% 2019[3]	30,900	30,493
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	9,090	9,250
Canada (Government of) 2.50% 2023	24,000	23,624
Council of Europe Development Bank 1.00% 2019	40,000	39,760
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,059
European Investment Bank 1.25% 2019	21,430	21,062
European Investment Bank 1.375% 2021	26,667	25,543
European Investment Bank 2.00% 2022	11,000	10,604
European Investment Bank 2.25% 2022	15,020	14,699
European Stability Mechanism 2.125% 2022[3]	58,322	56,446
Inter-American Development Bank 1.25% 2021	40,000	38,207
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,675
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,333
International Bank for Reconstruction and Development 1.625% 2021	19,500	18,954
Japan Bank for International Cooperation 2.125% 2020	32,200	31,735
Japan Bank for International Cooperation 2.125% 2020	25,000	24,680
Japan Bank for International Cooperation 2.125% 2020	12,700	12,472
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.780% 2020[5]	16,552	16,649
Japan Bank for International Cooperation 3.125% 2021	38,336	38,385
Japan Finance Organization for Municipalities 2.625% 2022[3]	13,000	12,703
KfW 1.00% 2018	38,000	37,996
Intermediate Bond Fund of America — Page 13 of 17

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 2.125% 2022	$16,655	$16,255
KfW 2.375% 2022	15,000	14,705
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	27,316
Lithuania (Republic of) 7.375% 2020	15,000	15,967
Lithuania (Republic of) 6.625% 2022[3]	23,244	25,762
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,213
Ontario (Province of) 2.55% 2021	15,500	15,361
Poland (Republic of) 6.375% 2019	2,825	2,916
Poland (Republic of) 3.00% 2023	10,000	9,844
Poland (Republic of) 4.00% 2024	9,215	9,421
Poland (Republic of) 3.25% 2026	945	921
Portuguese Republic 5.125% 2024	36,500	38,251
Qatar (State of) 3.875% 2023[3]	23,475	23,602
Quebec (Province of) 2.375% 2022	18,999	18,609
Saudi Arabia (Kingdom of) 2.875% 2023[3]	11,645	11,237
Saudi Arabia (Kingdom of) 4.00% 2025[3]	14,320	14,360
Sweden (Kingdom of) 1.25% 2021[3]	40,000	38,176
Sweden (Kingdom of) 2.375% 2023[3]	12,135	11,886
Swedish Export Credit Corp. 1.75% 2020	11,000	10,813
United Mexican States 4.15% 2027	12,262	12,119
		978,870
Federal agency bonds & notes 0.86%
Fannie Mae 1.875% 2018	25,110	25,105
Fannie Mae 1.25% 2021	15,300	14,655
Fannie Mae 2.125% 2026	24,820	23,413
Federal Home Loan Bank 1.75% 2018	89,000	88,825
		151,998
Municipals 0.07% New Jersey 0.04%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,479
Washington 0.03%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	4,135	4,119
		11,598
Total bonds, notes & other debt instruments (cost: $17,104,344,000)		16,884,346
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[3]	4,000	2,680
Total preferred securities (cost: $3,985,000)		2,680
Short-term securities 8.63%	Principal amount (000)
Bank of New York Co., Inc. 1.89% due 9/4/2018	$53,100	53,089
CAFCO, LLC 2.25% due 11/28/2018[3]	50,000	49,726
Chariot Funding, LLC 2.06% due 9/26/2018[3]	8,100	8,088
ExxonMobil Corp. 1.96% due 9/12/2018	50,000	49,968
Federal Home Loan Bank 1.89%–2.04% due 9/7/2018–11/7/2018	715,900	714,346
General Dynamics Corp. 2.05% due 10/23/2018[3]	50,000	49,848
Intermediate Bond Fund of America — Page 14 of 17

Short-term securities	Principal amount (000)	Value (000)
Hershey Co. 1.97% due 9/18/2018[3]	$18,800	$18,782
IBM Corp. 2.12% due 9/25/2018[3]	83,000	82,888
IBM Credit LLC 2.10% due 10/16/2018[3]	12,400	12,368
John Deere Financial Ltd. 1.99% due 9/20/2018[3]	75,000	74,919
Pfizer Inc. 2.10% due 10/17/2018[3]	100,000	99,737
U.S. Treasury Bills 1.94%–1.95% due 10/18/2018–10/25/2018	224,100	223,521
Wal-Mart Stores, Inc. 1.97%–2.03% due 9/11/2018–10/15/2018[3]	85,100	84,953
Total short-term securities (cost: $1,522,096,000)		1,522,233
Total investment securities 104.40% (cost: $18,630,425,000)		18,409,259
Other assets less liabilities (4.40)%		(776,525)
Net assets 100.00%		$17,632,734
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 8/31/2018[12] (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
90 Day Euro Dollar Futures	Short	2,479	December 2019	$(619,750)	$(601,436)	$(221)
2 Year U.S. Treasury Note Futures	Long	8,651	January 2019	1,730,200	1,828,470	426
5 Year U.S. Treasury Note Futures	Long	53,424	January 2019	5,342,400	6,058,198	3,093
10 Year U.S. Treasury Note Futures	Long	744	December 2018	74,400	89,478	77
10 Year Ultra U.S. Treasury Note Futures	Short	6,691	December 2018	(669,100)	(856,762)	(562)
20 Year U.S. Treasury Bond Futures	Short	112	December 2018	(11,200)	(16,153)	9
30 Year Ultra U.S. Treasury Bond Futures	Short	1,709	December 2018	(170,900)	(272,265)	441
						$3,263
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$3,199,500	$(61)	$—	$(61)
2.5215%	U.S. EFFR	8/29/2020	181,380	33	—	33
3-month USD-LIBOR	2.806%	8/29/2020	76,300	17	—	17
2.5045%	U.S. EFFR	8/29/2020	247,620	(37)	—	(37)
U.S. EFFR	2.508%	7/3/2023	660,645	784	—	784
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(148)	—	(148)
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	3,712	—	3,712
3-month USD-LIBOR	2.4275%	10/31/2027	38,700	1,512	—	1,512
3-month USD-LIBOR	2.8715%	2/6/2028	42,000	152	—	152
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	2,152	—	2,152
3-month USD-LIBOR	2.482%	7/3/2037	35,000	2,568	—	2,568
3-month USD-LIBOR	2.556%	11/3/2037	38,000	2,408	—	2,408
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(767)	—	(767)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	2,035	—	2,035
3-month USD-LIBOR	2.454%	1/15/2045	24,000	2,338	—	2,338
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	8,891	—	8,891
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	799	—	799
Intermediate Bond Fund of America — Page 15 of 17

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
3-month USD-LIBOR	2.52822%	11/23/2045	$17,800	$1,507	$—	$1,507
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,609	—	2,609
U.S. EFFR	2.166%	10/23/2047	20,000	1,483	—	1,483
U.S. EFFR	2.172%	11/8/2047	50,000	3,644	—	3,644
U.S. EFFR	2.145%	11/9/2047	61,400	4,817	—	4,817
U.S. EFFR	2.153%	11/10/2047	61,500	4,722	—	4,722
U.S. EFFR	2.155%	11/10/2047	34,550	2,639	—	2,639
U.S. EFFR	2.17%	11/13/2047	62,550	4,585	—	4,585
U.S. EFFR	2.5635%	2/12/2048	105,651	(846)	—	(846)
U.S. EFFR	2.4615%	3/15/2048	6,500	86	—	86
U.S. EFFR	2.485%	3/15/2048	6,500	54	—	54
2.98%	3-month USD-LIBOR	3/15/2048	6,500	32	—	32
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	9	—	9
U.S. EFFR	2.425%	3/16/2048	13,000	270	—	270
2.917%	3-month USD-LIBOR	3/16/2048	13,000	(105)	—	(105)
U.S. EFFR	2.42875%	4/18/2048	32,000	643	—	643
					$—	$52,537
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments (000)	Unrealized depreciation at 8/31/2018 (000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$800,000	$(14,188)	$(14,171)	$(17)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $143,117,000, which represented .81% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,078,029,000, which represented 17.46% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $54,357,000, which represented .31% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Amount less than one thousand.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Intermediate Bond Fund of America — Page 16 of 17

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-023-1018O-S66129	Intermediate Bond Fund of America — Page 17 of 17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of Intermediate Bond Fund of America (the “Fund”), as of August 31, 2018, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

October 15, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Intermediate Bond Fund of America’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Intermediate Bond Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2018